Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Impairment loss		₩ 10,065
QSONE Co.,Ltd. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percent of shares acquired	50.00%